SUPPLEMENT DATED OCTOBER 6, 2008
TO
PROSPECTUS DATED MAY 1, 2008
FOR
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE
ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

I.	The following underlying Funds are added and available for investment by the Variable Sub-Accounts[1]:

ASSET ALLOCATION	INTERNATIONAL/GLOBAL EQUITY
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)	MFS® International Growth Portfolio (Initial Class)
BlackRock Global Allocation V.I. Fund (Class III)	SCSM AllianceBernstein International Value Fund (Initial Class)
Fidelity VIP Balanced Portfolio (Service Class 2)	LARGE CAP EQUITY
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)
SCSM Ibbotson Moderate Fund (Initial Class)[2]	MID CAP EQUITY
SCSM Ibbotson Balanced Fund (Initial Class)[2]	Van Kampen UIF Mid Cap Growth Portfolio (Class II Shares)
SCSM Ibbotson Growth Fund (Initial Class)[2]	Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II Shares)
Van Kampen UIF Equity & Income Portfolio (Class II Shares)	SMALL CAP EQUITY
INFLATION-PROTECTED BOND	SCSM AIM Small Cap Growth Fund (Initial Class)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	SCSM Dreman Small Cap Value Fund (Initial Class)
INTERMEDIATE TERM BOND
SCSM PIMCO Total Return Fund (Initial Class)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.

II.           AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios and subadvises the SCSM AllianceBernstein International Value Fund.  BlackRock Advisors, LLC advises the BlackRock Global Allocation V.I. Fund (with BlackRock Investment Management, LLC and BlackRock Asset Management U.K. Limited serving as sub-advisers).  Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund). Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Portfolios.  Invesco Aim Advisors, Inc. subadvises SCSM AIM Small Cap Growth Fund.  BlackRock Financial Management, Inc. subadvises SCSM BlackRock Inflation Protected Bond Fund.  Dreman Value Management, LLC subadvises SCSM Dreman Small Cap Value Fund.  Ibbotson Associates, Inc. subadvises SCSM Ibbotson Balanced Fund, SCSM Ibbotson Growth Fund and SCSM Ibbotson Moderate Fund.  Pacific Investment Management Company LLC subadvises SCSM PIMCO Total Return Fund.

III.	The Total Annual Fund Operating Expenses Table within the prospectus is replaced with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (deducted by each Fund of the average daily net asset value of each Fund)	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.20%	2.15%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.